Stock Authorization And Issuance	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Stock Authorization And Issuance [Abstract]
Stock Authorization And Issuance

12. Stock Issuance

Stock and Warrant Issuances – Equity Based Financings

Private Placements with Accredited Investors

In January 2020, we entered into securities purchase agreements with accredited investors for an aggregate of 1,169,232 shares of our common stock at a price of $0.13 per share and 166,667 shares of our common stock at $0.15 per share for aggregate proceeds of approximately $0.2 million. In March 2020, we entered into securities purchase agreements with accredited investors for an aggregate of 2,571,432 shares of our common stock at a price of $0.35 per share for aggregate proceeds of $0.9 million.  The shares were registered for resale on a registration statement that was declared effective on April 28, 2020 (File No. 333-237762).

The securities purchase agreements for the March 2020 transaction were amended on May 1, 2020, in order to add a contingent payment right whereby we will pay each investor an allocated portion of our share of proceeds from patent-related actions, after taking into account fees and expenses payable to law firms representing the Company and amounts payable to Brickell, up to an amount equal to the investors’ aggregate subscription amount, or $0.9 million.  This amendment resulted in the recognition of $0.4 million in expense to recognize the initial fair value of the contingent payment right (see “unsecured contingent payment obligations” in Note 9).

During the three months ended June 30, 2020, we entered into securities purchase agreements with accredited investors for an aggregate of 4,365,296 shares of our common stock at a price of $0.35 per share for aggregate proceeds of $1.5 million.  The securities purchase agreements include contingent payment rights.  Approximately $0.7 million of the proceeds were allocated to unsecured contingent payment obligations based on the initial fair value estimate of the CPRs (see Note 9).  We entered into registration rights agreements with the investors pursuant to which we will register the shares.  We have committed to file the registration statement by August 21, 2020 and to cause the registration statement to become effective by the 150th calendar day following the closing date. The registration rights agreements provide for liquidated damages upon the occurrence of certain events including failure by us to file the registration statement or cause it to become effective by the deadlines set forth above. The amount of the liquidated damages is 1.0% of the aggregate subscription upon the occurrence of the event, and monthly thereafter, up to a maximum of 6%, or approximately $0.1 million.

Warrant Amendment with Aspire Capital

On February 28, 2020, we entered into a warrant amendment agreement (the “Warrant Amendment Agreement”) with Aspire Capital Fund, LLC (“Aspire”), with respect to warrants issued in July and September 2018 (the “2018 Warrants”) that are exercisable, collectively, into 5,000,000 shares of our common stock.   The Warrant Amendment Agreement provided for a reduction in the exercise price for the 2018 Warrants from $0.74 to $0.35 per share and the issuance of a new warrant for the purchase of 5,000,000 shares of our common stock at an exercise price of $0.74 per share (“New Aspire Warrant”).   The New Aspire Warrant expires February 28, 2025 and is subject to adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting our common stock and also upon any distributions of assets to our stockholders.  The New Aspire Warrant contains provisions that prohibit exercise if the holder, together with its affiliates, would beneficially own in excess of 9.99% of the number of shares of common stock outstanding immediately after giving effect to such exercise. The holder of the New Aspire Warrant may increase (up to 19.99%) or decrease this percentage by providing at least 61 days’ prior notice to the Company. In the event of certain corporate transactions, the holder of the New Aspire Warrant will be entitled to receive, upon exercise of such New Aspire Warrant, the kind and amount of securities, cash or other property that the holder would have received had they exercised the New Aspire Warrant immediately prior to such transaction. The New Aspire Warrant does not contain voting rights or any of the other rights or privileges as a holder of our common stock.

The Warrant Amendment Agreement added a call provision to the 2018 Warrants whereby we may, after December 31, 2020, call for cancellation of all or any portion of the 2018 Warrants for which an exercise notice has not yet been received, in exchange for consideration equal to $0.001 per warrant share and subject to certain conditions, including the continued existence of an effective registration statement for the underlying shares of common stock and the availability of sufficient authorized shares to allow for the exercise of the 2018 Warrants.  All other terms of the 2018 Warrants remained unchanged, including the original expiration dates of July and September 2023.  In connection with the Warrant Amendment Agreement, Aspire exercised 1,430,000 shares of the 2018 Warrants for aggregate proceeds to us of $0.5 million.  An additional 1,070,000 shares of the 2018 Warrants were exercised during the three months ended June 30, 2020 for aggregate proceeds to us of $0.38 million.  We recognized $1.78 million of non-cash warrant expense in connection with the Warrant Amendment Agreement based on the difference between the Black-Scholes value of the warrants immediately before and after the amendment.  The shares underlying the New Aspire Warrant were registered for resale on a registration statement that was declared effective on April 28, 2020 (File No. 333-237762).  The shares underlying the 2018 Warrants are currently registered for resale pursuant to a registration statement on Form S-1 (File No. 333-226738).

Stock and Warrant Issuances – Payment for Services

On February 10, 2020, we entered into a business consulting and retention agreement with Chelsea Investor Relations (“Chelsea”) to provide business advisory services to us.  As consideration for services to be provided under the 24-month term of the consulting agreement, we issued 500,000 shares of unregistered common stock in exchange for a nonrefundable retainer for services valued at approximately $0.15 million.  The value of the stock issued is being recognized as consulting expense over the term of the agreement. The shares were registered for resale on a registration statement that was declared effective on April 28, 2020 (File No. 333-237762).

On March 16, 2020, we entered into an agreement with Tailwinds Research Group LLC (“Tailwinds”) to provide digital marketing services to us.  As consideration for services to be provided under the twelve-month term of the agreement, we issued warrants for the purchase up to 200,000 shares of our common stock with an exercise price of $1.00 per share in exchange for a nonrefundable retainer for services, valued using the Black-Scholes method, at approximately $0.06 million.  The value of the warrants is being recognized to expense over the term of the agreement.  The Tailwinds warrants are exercisable immediately after issuance, expire March 16, 2023, and are subject to adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting our common stock.  The shares underlying the warrant were registered for resale on a registration statement that was declared effective on April 28, 2020 (File No. 333-237762).

On June 8, 2020, we entered into an agreement with a third party to provide media advisory services.  As consideration for services to be provided under the term of the agreement, which extends through December 31, 2020, we issued 30,000 shares of unregistered common stock for a nonrefundable retainer for services valued at approximately $0.01 million.  The value of the stock issued is being recognized as a consulting expense over the term of the agreement.  We are not obligated to register the shares for resale.

Common Stock Warrants

As of June 30, 2020, we had outstanding warrants for the purchase of up to 14.9 million shares of our common stock.  The estimated grant date fair value of these warrants of $2.3 million is included in Additional Paid-in Capital in our condensed consolidated balance sheets.  As of June 30, 2020, our outstanding warrants have an average exercise price of $0.43 per share and a weighted average remaining life of approximately 3.4 years.

13. STOCK AUTHORIZATION AND ISSUANCE

Preferred Stock

We have 15 million shares of preferred stock authorized for issuance at the direction of the board of directors (the “Board”).  On November 17, 2005, our Board designated 0.1 million shares of authorized preferred stock as the Series E Preferred Stock in conjunction with its adoption of a Shareholder Protection Rights Agreement.  As of December 31, 2019, we had no outstanding preferred stock.

Common Stock

We have 110 million shares of common stock authorized for issuance.  Our shareholders approved amendments to our articles of incorporation in June and October 2018, increasing the number of authorized shares of common stock to 40 million and 75 million shares, respectively.  In November 2019, our shareholders approved an amendment to our articles of incorporation to increase the number of our authorized shares of common stock from 75 million to 110 million shares.

As of December 31, 2019, we have 23.6 million shares reserved for issuance under outstanding warrants and options, 2.1 million shares reserved for future issuance under equity compensation plans, and 20.8 million and 7.2 million shares reserved for the conversion of principal and the payment of interest in-kind, respectively, under outstanding convertible notes.

Stock and Warrant Issuances – Equity Based Financings

During the year ended December 31, 2019, the only equity-based financings were the sale of convertible notes (see Note 9).  The following table presents a summary of completed equity-based financings for the years ended December 31, 2018 (in thousands, except for per share amounts):

Date	Transaction	# of Common Shares/ Units Sold	Average Price per Share/Unit	# of Warrants Issued (in 000’s)	Average Exercise Price per Warrant	Net Proceeds (1)
July 2018 and September 2018	Offerings under PIPE Agreement	-	-	10,000	$0.38	$1,901
March 2018	Director Stock Purchase	217	$0.83	-	-	$180
March - May 2018	Offerings under ATM	1,359	$0.87	-	-	$1,148
January - June 2018	Offerings under Equity Line Agreement	2,940	$0.70	-	-	$2,047

(1)	After deduction of applicable underwriters’ discounts, placement agent fees, and other offering costs.

Private Placement with Aspire Capital

In July 2018, we entered into a securities purchase agreement (the “PIPE Agreement”) with Aspire Capital Fund LLC (“Aspire Capital”) for the sale of up to $2.0 million of shares of our common stock (or pre-funded warrants) and warrants, in two tranches.  Upon the initial closing, we sold to Aspire Capital (i) a pre-funded warrant to purchase up to 2.5 million shares of our common stock with an exercise price of $0.01 per share (“Pre-Funded Warrant”) and (ii) a warrant to purchase up to 2.5 million shares of our common stock with an exercise price of $0.74 per share (a “Warrant”), for an aggregate purchase price of approximately $1.0 million.  In addition, pursuant to the PIPE Agreement, in September 2018, we sold to Aspire Capital (i) a second Pre-Funded Warrant to purchase up to 2.5 million shares of common stock exercise price of $0.01 per share and (ii) a second Warrant to purchase an additional 2.5 million shares of common stock at an exercise price of $0.74 per share, for an additional aggregate purchase price of approximately $1.0 million.  The aggregate proceeds from the sale of Pre-Funded Warrants and Warrants to Aspire Capital are $1.9 million after deduction of legal fees and registration costs of approximately $0.05 million.  The Warrants and Pre-Funded Warrants expire five years after their respective issuance date and have substantially similar other terms, except (i) for exercise price and (ii) that the Warrants are exercisable on the date that is six months after issuance and the Pre-Funded Warrants are immediately exercisable after issuance.  The shares underlying the Pre-Funded Warrants and Warrants are registered under a registration statement that became effective in September 2018 (Registration No.333-226738).

For the year ended December 31, 2019, we issued approximately 2.9 million shares of our common stock upon exercise of 2.9 million Pre-Funded Warrants and received proceeds totaling approximately $0.03 million.  For the year ended December 31, 2018, we issued approximately 2.0 million shares of our common stock upon cashless exercise of 2.1 million Pre-Funded warrants. As of December 31, 2019, Aspire Capital had 5.0 million in outstanding warrants at an exercise price of $0.74 per share.  In February 2020, we entered into a warrant amendment agreement with Aspire Capital whereby we repriced the outstanding warrants and issued new, replacement warrants (see Note 18).

Director Stock Purchases

On March 26, 2018, three of our directors purchased an aggregate of 0.2 million shares of our common stock in an unregistered sale of equity securities at a purchase price of $0.83 per share.  Director purchases of our common stock were made at or above market price at the date of purchase (see Note 16).

At Market Issuance Sales Agreements

In 2018, we completed the sale of approximately 1.4 million shares of our common stock at an average price of $0.87 per share under an At Market Issuance Sales Agreement (“ATM”) with FBR Capital Markets & Co. (“FBR”).  The shares were registered under a November 2016 shelf registration statement (Registration No. 333-214598).  We had no additional amounts available under the shelf registration statement as of December 31, 2018.

Equity Line Agreement

In October 2017, we entered into a common stock purchase agreement (the “Equity Line Agreement”) with Aspire Capital.  Under the Equity Line Agreement, Aspire Capital committed to purchase up to an aggregate of $20 million in shares of our common stock over the 30-month term of the Equity Line Agreement.  In consideration for entering into the Equity Line Agreement, we issued to Aspire Capital approximately 0.3 million shares of our common stock as a commitment fee.  We filed a registration statement to register the sale of up to 4 million shares of our common stock by Aspire Capital under the Equity Line Agreement. The registration statement was declared effective November 27, 2017 (File No. 333-221250).  As of December 31, 2018, we had issued all of the shares available under the registration statement.   The term of the Equity Line Agreement expires in April 2020 and we do not anticipate registering any additional shares for sale under this agreement.

Stock and Warrant Issuances – Payment for Services

Fisher Consulting

In June 2019, we issued 625,000 shares of our common stock in exchange for a nonrefundable retainer for services under a consulting agreement with Mark Fisher, valued at approximately $60,000.  The value of the retainer was recognized as consulting expense over the six-month term of the agreement.  The shares were registered on a registration statement that was declared effective on September 11, 2019 (File No. 333-233390).

Park Consulting

In July 2019, we issued a warrant to purchase up to 1,800,000 shares of our common stock with an exercise price of $0.10 per share in exchange for a nonrefundable retainer for services under a consulting agreement with Park Consultants, LLC, valued at approximately $180,000.  The warrant is exercisable immediately after issuance and expires five years following the issuance date.  The value of the warrant was determined using the Black-Scholes method.  The value of the warrant is being recognized as consulting expense over the eighteen-month term of the consulting agreement. The shares underlying the warrant were registered on a registration statement that was declared effective on September 11, 2019 (File No. 333-233390).

Warrant Issuance in Connection with Debt Financing

In December 2018, we issued a warrant for the purchase of up to 5.0 million shares of our common stock at $0.16 per share to Brickell in connection with an amendment to the CPIA (see Note 9).  The CPIA is recorded as a liability at its estimated fair value.  At the transaction date, the estimated fair value of the liability to Brickell exceeded the net proceeds received from Brickell.  Accordingly, no value was assigned to the warrants issued in connection with the transaction.  The warrant is immediately exercisable, expires five years from the date of issuance and includes cashless exercise and registration rights.  The shares underlying the warrant were registered on a registration statement that was declared effective on April 19, 2019 (File No. 333-230888).

Common Stock Warrants

As of December 31, 2019 and 2018, we had outstanding warrants for the purchase of up to 12.2 million shares and 13.3 million shares of our common stock, respectively.  The estimated grant date fair value of these warrants of $1.3 million and $1.8 million at December 31, 2019 and 2018, respectively, is included in shareholders’ deficit in our consolidated balance sheets.  As of December 31, 2019, our outstanding warrants have an average exercise price of $0.44 per share and a weighted average remaining life of approximately four years.

Shareholder Protection Rights Agreement

On November 20, 2015, we amended our Shareholder Protection Rights Agreement (“Rights Agreement”) dated November 21, 2005.  The amendment extends the expiration date of the Rights Agreement from November 21, 2015 to November 20, 2020 and decreases the exercise price of the rights to $14.50 after giving effect to the one-for-ten reverse stock split that became effective March 30, 2016.

The Rights Agreement provided for the issuance, on November 29, 2005, as a dividend, rights to acquire fractional shares of Series E Preferred Stock.  We did not assign any value to the dividend as the value of these rights is not believed to be objectively determinable.  The principal objective of the Rights Agreement is to cause someone interested in acquiring us to negotiate with our Board rather than launch an unsolicited or hostile bid.  The Rights Agreement subjects a potential acquirer to substantial voting and economic dilution.  Each share of common stock issued by ParkerVision will include an attached right.

The rights initially are not exercisable and trade with the common stock of ParkerVision.  In the future, the rights may become exchangeable for shares of Series E Preferred Stock with various provisions that may discourage a takeover bid.  Additionally, the rights have what are known as “flip-in” and “flip-over” provisions that could make any acquisition of us more costly to the potential acquirer.  The rights may separate from the common stock following the acquisition of 15% or more of the outstanding shares of common stock by an acquiring person.  Upon separation, the holder of the rights may exercise their right at an exercise price of $14.50 per right (the “Exercise Price”), subject to adjustment and payable in cash.  Upon payment of the Exercise Price, the holder of the right will receive from us that number of shares of common stock having an aggregate market price equal to twice the Exercise Price, as adjusted.  The Rights Agreement also has a flip over provision allowing the holder to purchase that number of shares of common/voting equity of a successor entity, if we are not the surviving corporation in a business combination, at an aggregate market price equal to twice the Exercise Price.  We have the right to substitute for any of our shares of common stock that we are obligated to issue, shares of Series E Preferred Stock at a ratio of one ten-thousandth of a share of Series E Preferred Stock for each share of common stock.  The Series E Preferred Stock, if and when issued, will have quarterly cumulative dividend rights payable when and as declared by the Board, liquidation, dissolution and winding up preferences, voting rights and will rank junior to other securities of ParkerVision unless otherwise determined by the Board. The rights may be redeemed upon approval of the Board at a redemption price of $0.01.  As of December 31, 2019, there are no Series E preferred shares outstanding.